Subsequent Events - Additional Information (Detail) - CAD ($) $ in Millions		12 Months Ended
	Feb. 12, 2018	Dec. 31, 2017	Dec. 31, 2016
Subsequent Event [Line Items]
Common share dividends		$ 15	$ 2
Subsequent Event
Subsequent Event [Line Items]
Preferred share dividends	$ 2
Common share dividends	5
Return of stated capital, total amount approved	$ 128